Business combinations (Details) - BRL (R$) R$ in Thousands	Jul. 01, 2024	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total identifiable net assets at fair value		R$ 78,701	R$ 81,855
Unidom [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents	R$ 3,272
Trade receivables	9,368
Advances	94
Recoverable taxes	82
Other assets	854
Indemnification assets	7,185
Property and equipment	5,709
Rights-of-use assets	28,989
Intangible assets	462,042
Total	517,595
Trade payables	1,732
Loans and financing	4,377
Labor and social obligations	7,368
Taxes payable	5,254
Other taxes payable	28,274
Advances from customers	1,234
Lease liabilities	28,989
Provision for legal proceedings	7,246
Other liabilities	4,393
Financial liabilities recognised as of acquisition date	88,867
Total identifiable net assets at fair value	428,728
Goodwill arising on acquisition	192,034
Purchase consideration transferred	620,762
Cash paid	340,773
Consideration to be transferred	279,989
Transaction costs of the acquisition (included in cash flows from operating activities)	1,793
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	337,501
Net of cash flow on acquisition	R$ 339,294